Consolidated statement of comprehensive income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net profit	€ 6,621	€ 6,073	€ 6,026
Items that will not be reclassified to profit or loss, net of tax:
Gains/(losses) on equity instruments measured at fair value through other comprehensive income	166	78	29
Remeasurement of defined benefit pension plans	1,734	215	353
Items that may be reclassified subsequently to profit or loss, net of tax:
Gains/(losses) on cash flow hedges	279	60	176
Currency retranslation gains/(losses)	1,177	(2,590)	(15)
Total comprehensive income	9,977	3,836	6,569
Attributable to:
Non-controlling interests	749	286	407
Shareholders’ equity	€ 9,228	€ 3,550	€ 6,162